Results for the Year - Geographical Areas (Details) kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) item	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 DKK (kr)
Disclosure of geographical areas [line items]
Revenue	kr 21,526	kr 16,474	kr 14,505
Non-current assets	16,821	1,804	1,516
Carrying amount of intangible asset	12,343	101
Goodwill	kr 2,535
Number of business unit | item	1
DENMARK
Disclosure of geographical areas [line items]
Revenue	kr 19,783	16,053	14,505
Non-current assets	12,710	496	211
Carrying amount of intangible asset	12,340
NETHERLANDS
Disclosure of geographical areas [line items]
Non-current assets	767	874	793
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	902	380
Non-current assets	3,196	378	442
Goodwill	2,535
JAPAN
Disclosure of geographical areas [line items]
Revenue	841	41
Non-current assets	100	kr 56	kr 70
CHINA
Disclosure of geographical areas [line items]
Non-current assets	kr 48